UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Four-In-One Index Fund

May 31, 2007

1.816010.102

IDV-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.7%
	Shares	Value
Domestic Equity Funds - 70.8%
Spartan 500 Index Fund Investor Class	10,080,874	$ 1,073,814,702
Spartan Extended Market Index Fund Investor Class	6,902,776	290,123,695
TOTAL DOMESTIC EQUITY FUNDS		1,363,938,397
International Equity Funds - 14.9%
Spartan International Index Fund Investor Class	5,897,472	287,265,841
TOTAL EQUITY FUNDS (Cost $1,295,058,293)		1,651,204,238
Fixed-Income Funds - 14.3%

Investment Grade Fixed-Income Funds - 14.3%
Fidelity U.S. Bond Index Fund (Cost $278,317,614)	25,508,459	275,236,276
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,573,375,907)		$ 1,926,440,514
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,575,843,430. Net unrealized appreciation aggregated $350,597,084, of which $355,419,971 related to appreciated investment securities and $4,822,887 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007